Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Taxes [Abstract]
Current income tax	$ 20,920	$ 33,219	$ (354,476)
Deferred income tax	(5,329)	(10,067)	581,800
Income tax expense	$ 15,591	$ 23,152	$ 227,324